Supplementary Information - Condensed Consolidating Financial Information - Additional Information (Detail)	Dec. 31, 2011
ConocoPhillips Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Australia Funding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Canada Funding Company I [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Canada Funding Company II [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%